Taxation (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax [Abstract]
Schedule of provision for income taxes	The provision for income taxes in the Consolidated Statement of Comprehensive Income is summarized below:

	Six Months Ended		Year Ended
	June 30, 2024	June 30, 2023	December 31, 2023
Current income tax (benefit) expense
Federal (benefit) expense	$4,568	$1,993	$7,289
State (benefit) expense	4,217	2,128	5,902
Foreign - UK (benefit) expense	—	17	—
Total current income tax (benefit) expense	$8,785	$4,138	$13,191
Deferred income tax (benefit) expense
Federal (benefit) expense	$(98,109)	$172,067	$202,133
State (benefit) expense	(8,722)	21,119	25,460
Foreign - UK (benefit) expense	49	—	(141)
Total deferred income tax (benefit) expense	$(106,782)	$193,186	$227,452
Total income tax (benefit) expense	$(97,997)	$197,324	$240,643

Schedule of effective tax rates reconciliation	The effective tax rate is calculated on the face of the Statement of Comprehensive Income by dividing the amount of recorded income tax benefit
(expense) by the income (loss) before taxation as follows:

	Six Months Ended		Year Ended
	June 30, 2024	June 30, 2023	December 31, 2023
Income (loss) before taxation	$(82,252)	$828,256	$1,000,344
Income tax benefit (expense)	97,997	(197,324)	(240,643)
Effective tax rate	119.1%	23.8%	24.1%
The differences between the statutory U.S. federal income tax rate and the effective tax rates are summarized as follows:

Six Months Ended			Year Ended
June 30, 2024	June 30, 2023		December 31, 2023
Expected tax at statutory U.S. federal income tax rate	21.0%	21.0%	21.0%
State income taxes, net of federal tax benefit	2.1%	3.0%	3.1%
Federal credits	96.9%	—%	—%
Other, net	(0.9)%	(0.2)%	—%
Effective tax rate	119.1%	23.8%	24.1%